Common and Preferred Stock (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Class of Stock Disclosures [Abstract]
Shares of common stock reserved for issuance under stock-based compensation plans	38,700,000
Common shares repurchased	14,800,000	20,300,000
Treasury shares re-issued	4,700,000	2,900,000
Shares of preferred stock authorized	5,400,000	5,400,000
Par value of preferred stocked authorized	$ 2.50	$ 2.50
Shares of preferred stock issued	0	0